Prospectus Supplement dated October 31, 2013*
Prospectus Form #
Product Name	National	New York
RiverSource Retirement Advisor Variable Annuity®	S-6467 V (4/13)	S-6471 R (4/13)
RiverSource Retirement Advisor Advantage® Variable Annuity/ RiverSource Retirement Advisor Select® Variable Annuity	S-6406 T (4/13)	S-6410 N (4/13)
RiverSource Retirement Advisor Advantage Plus® Variable Annuity/ RiverSource Retirement Advisor Select Plus® Variable Annuity	S-6273 T (4/13)	S-6362 N (4/13)
RiverSource Retirement Advisor 4 Advantage® Variable Annuity/ RiverSource Retirement Advisor 4 Select® Variable Annuity/ RiverSource Retirement Advisor 4 Access® Variable Annuity	S-6503 L (4/13)	S-6504 L (4/13)

RiverSource® RAVA 5 Advantage® Variable Annuity/

RiverSource® RAVA 5 Select® Variable Annuity/

RiverSource® RAVA 5 Access® Variable Annuity

(Offered for contract applications signed on or after April 29, 2013)

	S-6594 A (4/13)	S-6595 A (4/13)

RiverSource® RAVA 5 Advantage® Variable Annuity/

RiverSource® RAVA 5 Select® Variable Annuity/

RiverSource® RAVA 5 Access® Variable Annuity

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

	S-6515 C (4/13)	S-6517 C (4/13)

RiverSource® RAVA 5 Advantage® Variable Annuity/

RiverSource® RAVA 5 Select® Variable Annuity/

RiverSource® RAVA 5 Access® Variable Annuity

(Offered for contract applications signed prior to April 30, 2012)

	140463 E (4/13)	140464 E (4/13)
RiverSource® Retirement Group Annuity Contract I	S-6611 C (4/13)
RiverSource® Retirement Group Annuity Contract II	S-6612 C (4/13)
RiverSource® Variable Universal Life 5 / RiverSource® Variable Universal Life 5-Estate Series	S-6542 C (4/13)	S-6543 C (4/13)

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the “Contracts”). Please retain this supplement with your prospectus for future reference.

Effective on November 18, 2013, Variable Portfolio — Eaton Vance Global Macro Advantage Fund (Class 2) will change its name to Columbia Variable Portfolio — Multi-Strategy Alternatives Fund (Class 2) and the fund will be managed directly by the Investment Manager, without a subadviser.

The following information will replace the current fund name and investment adviser description in the table in “The Funds” section of the prospectus or in “The Variable Account and the Funds” section of the prospectus:

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (previously Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6594-2 A (10/13)

*Valid until next prospectus update.